Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 6 - Commitments and Contingencies The Company had no material commitments or contingencies as of March 31, 2026	Note 6 - Commitment and contingencies The Company had no material commitments or contingencies as of December 31, 2025.